Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail) (Fastweb Acquisition, CNY) In Thousands, unless otherwise specified	Sep. 09, 2012
Business Acquisition [Line Items]
Current assets	25,042
Property and equipment, net	11,333
Deferred tax assets	1,450
Total assets acquired	64,030
Accounts payable	7,237
Current liabilities	13,454
Deferred tax liabilities, non-current	6,551
Total liabilities assumed	27,242
Net assets acquired	36,788
Purchase consideration	116,040
Goodwill	79,252
Contract Backlog
Business Acquisition [Line Items]
Business combination, intangible assets	1,850
Customer Relationships
Business Acquisition [Line Items]
Business combination, intangible assets	13,500
Supplier Relationships
Business Acquisition [Line Items]
Business combination, intangible assets	1,955
Platform Software
Business Acquisition [Line Items]
Business combination, intangible assets	8,900